INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic income	$ 52,254	$ 52,158	$ 13,937
Foreign income (loss)	17,830	(315)	10,492
Income before taxes on income	$ 70,084	$ 51,843	$ 24,429